Financial instruments (Detail 17) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Not later than one year [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ 39,037,174	R$ 32,422,954
Later than one year and not later than two years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,590,080	5,594,815
Later than two years and not later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,383,673	2,320,300
Later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,558,497	2,774,095
Deposits from banking customers [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	11,090,985	8,704,809
Deposits from banking customers [Member] | Not later than one year [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	11,090,985	8,704,809
Deposits from banking customers [Member] | Later than one year and not later than two years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Deposits from banking customers [Member] | Later than two years and not later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Deposits from banking customers [Member] | Later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Accounts Payable To Clients [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	18,154,347	17,807,394
Accounts Payable To Clients [Member] | Not later than one year [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	18,081,964	17,756,720
Accounts Payable To Clients [Member] | Later than one year and not later than two years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	72,383	50,674
Accounts Payable To Clients [Member] | Later than two years and not later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Accounts Payable To Clients [Member] | Later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Trade Accounts Payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	848,341	672,184
Trade Accounts Payable | Not later than one year [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	848,341	672,184
Trade Accounts Payable | Later than one year and not later than two years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Trade Accounts Payable | Later than two years and not later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Trade Accounts Payable | Later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Loans And Financing [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,355,476	8,495,962
Loans And Financing [Member] | Not later than one year [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,777,808	3,068,186
Loans And Financing [Member] | Later than one year and not later than two years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,793,314	4,680,530
Loans And Financing [Member] | Later than two years and not later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,151,674	1,366,089
Loans And Financing [Member] | Later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Obligations To FIDC Quota Holders [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,226,589	4,399,979
Obligations To FIDC Quota Holders [Member] | Not later than one year [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,022,579	1,939,982
Obligations To FIDC Quota Holders [Member] | Later than one year and not later than two years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,460,090	626,789
Obligations To FIDC Quota Holders [Member] | Later than two years and not later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,231,999	954,211
Obligations To FIDC Quota Holders [Member] | Later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,558,497	2,774,095
Other Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	479,790	517,895
Other Liabilities [Member] | Not later than one year [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	215,497	281,073
Other Liabilities [Member] | Later than one year and not later than two years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	264,293	236,822
Other Liabilities [Member] | Later than two years and not later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Other Liabilities [Member] | Later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ 0	R$ 0